CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 12,564	$ 13,836
Restricted cash	32	31
Trade receivables (net of allowance for doubtful accounts of $ 285 and $ 207 at December 31, 2019 and 2018, respectively)	536	427
Other accounts receivable and prepaid expenses	628	320
Property held for sale	29,727
Total current assets	43,487	14,614
LONG-TERM INVESTMENTS:
Long-term deposits	2,678	2,477
Right-of-use assets	376
Investments in companies and associates	11,657	14,377
Total long-term investments	14,711	16,854
PROPERTY AND OTHER ASSETS, NET
Real estate property, net	181,109	212,349
Other assets, net		141
Total property, equipment and other assets	181,109	212,490
Total assets	239,307	243,958
CURRENT LIABILITIES:
Current maturities of long-term loans and bonds	28,803	5,788
Other accounts payable and accrued expenses	5,170	4,103
Total liabilities attributed to discontinued operations	2,061	2,061
Total current liabilities	36,034	11,952
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	13,801	13,752
Land lease liability, net	6,110	6,134
Lease liabilities	257
Other Long-Term Liabilities		206
Loan from controlling shareholder		2,476
Long-term loans, net of current maturities	108,406	130,806
Long-term bonds, net of current maturities	2,845	5,239
Total long-term liabilities	131,419	158,613
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2018 and 2017; Issued: 5,216,256 shares at December 31, 2019 and 2018; Outstanding: 5,198,361 shares at December 31, 2019 and 2018	994	994
Additional paid-in capital	138,187	138,187
Treasury shares: 17,895 shares at December 31, 2019 and 2018	(87)	(87)
Other reserves	(428)	(706)
Accumulated deficit	(86,822)	(84,829)
Total shareholders' equity of Optibase Ltd.	51,844	53,559
Non-controlling interests	20,010	19,834
Total shareholders' equity	71,854	73,393
Total liabilities and shareholders' equity	$ 239,307	$ 243,958